FAIR VALUE MEASUREMENTS, Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Assets and Liabilities [Abstract]
Derivative asset	$ 241	$ 2,067	[1]
Derivative liabilities	19,327	23,311	[1]
Level 1 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative asset	0	0
Derivative liabilities	0	0
Level 2 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative asset	241	2,067
Derivative liabilities	19,327	23,311
Level 3 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative asset	0	0
Derivative liabilities	$ 0	$ 0

[1]	As restated